UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10057

Everest Funds

(Exact name of registrant as specified in charter)

5805 S. 86th Circle

Omaha, Nebraska 68127

(Address of principal executive offices) (Zip code)

Vinod Gupta

5805 S. 86th Circle

Omaha, Nebraska 68127

(Name and address of agent for service)

Copies to:

John Baker, Esq.

Stradley Ronon Stevens & Young, LLP

1220 19th Street, N.W., Suite 600

Washington, DC 20036

Registrant's telephone number, including area code: (402) 593-4503

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Everest America Fund
	Schedule of Investments as of January 31, 2005 (UNAUDITED)

		COMMON STOCKS	Shares	Market Value

	3.15%	Software
		Adobe Systems, Inc.	2,400	$ 136,560
		Symantec Corp. *	4,600	107,410
				243,970
	1.61%	Hardware
		Lexmark International Inc. *	1,500	125,025
				125,025
	10.91%	Healthcare
		Becton Dickinson and Co.	2,600	147,290
		Biomet, Inc.	2,800	118,944
		Forest Laboratories Inc. *	3,100	128,743
		Quest Diagnostics Inc.	1,500	142,950
		Stryker Corp	3,000	147,420
		Unitedhealth Group Inc.	1,800	160,020
				845,367
	11.10%	Consumer Services
		Apollo Group, Inc. *	2,000	156,360
		Harrahs Entertainment Inc.	2,300	145,452
		Hilton Hotels Corp.	6,500	144,625
		International Game Technology	3,900	122,070
		Marriott International Inc.	2,400	151,632
		Starbucks Corp. *	2,600	140,400
				860,539
	7.23%	Business Services
		American Standard Co. *	3,500	140,140
		Fedex Corporation	1,500	143,475
		First Data Corp.	3,100	126,294
		Moody's Corp.	1,800	150,804
				560,713
	20.73%	Financial Services
		Aetna, Inc.	1,300	165,165
		Bear Stearns Companies, Inc.	1,400	141,484
		Citigroup, Inc.	2,900	142,245
		Countrywide Financial Co.	4,398	162,726
		Equity Residential	4,000	126,160
		Golden West Financial Corp.	2,400	155,088
		Lehman Brothers Holdings Inc.	1,700	155,023
		MBNA Corporation	5,200	138,216
		Prologis	3,500	133,490
		Simon Property Group Inc.	2,300	136,390
		Wachovia Corp.	2,759	151,331
				1,607,318
	8.73%	Consumer Goods
		Alberto-Culver Co. Inc.	2,900	157,325
		Altria Group Inc.	1,300	82,979
		Fortune Brands Inc.	1,700	142,766
		McCormick & Co Inc.	3,800	141,246
		Reynolds American, Inc.	1,900	152,798
				$ 677,114
	Everest America Fund
	Schedule of Investments as of January 31, 2005 (UNAUDITED)
	(Continued)

		COMMON STOCKS (Continued)	Shares	Market Value

	10.94%	Industrial Materials
		3M Co.	1,600	$ 134,976
		Deere & Co.	2,000	138,860
		Johnson Controls Inc.	2,200	130,152
		Parker Hannifin Corp. #	1,900	123,804
		Praxair Inc.	3,100	133,765
		Rockwell Automation Inc.	3,300	186,945
				848,502
	9.45%	Energy
		ChevronTexaco, Corp.	2,600	141,440
		ConocoPhillips	1,600	148,464
		Kinder Morgan Inc.	2,100	157,584
		Marathon Oil Corp.	3,600	139,428
		Occidental Petroleum Corp.	2,500	145,950
				732,866
	3.82%	Utilities
		Entergy Corp.	2,100	145,992
		Exelon Corp.	3,400	150,450
				296,442

	87.67%	Total Common Stocks (Cost $5,660,010)		$ 6,797,856

		SHORT-TERM INVESTMENTS

		American Family Demand Note, 2.00% +	509,278	509,278
		Wisconsin Corporate Central Credit, 2.17% +	471,773	471,773

	12.65%	Total Short-Term Investments (Cost $981,051)		$ 981,051

	100.32%	Total Investments (Cost $6,641,061)		$ 7,778,907

	-0.32%	Cash and Other Assets Less Liabilities		(25,388)

	100.00%	Total Net Assets		$ 7,753,519

		UNREALIZED APPRECIATION (DEPRECIATION)
		The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

		Unrealized Appreciation		1,174,184
		Unrealized Depreciation		(63,595)

		Net Unrealized Appreciation (Depreciation)		1,110,588

		Cost for Federal Income Tax Purposes		$ 6,668,319
	Everest America Fund
	Call Options Written as of January 31, 2005 (UNAUDITED)

		COVERED CALLS	Contracts	Market Value

		Industrial Materials
		Parker-Hannifan Feb 65 Calls	9	$ 1,215

		Total (Premiums received $1,001)		$ 1,215

*	Non-income producing security.

#	Portion of the security is segregated as collateral for call options written.

+	Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of January 31, 2005

(a)

Portfolio securities are valued at the last quoted sale price or closing values.  If this is unavailable, then the average of the closing bid and asked prices is used.  If there was no asked price the security is valued at the closing bid price on that day.  Debt instruments are valued at the average of the closing bid and asked prices.  If the security has less than 60 days to maturity it is valued at amortized cost.  All securities and assets for which market quotations are not readily available or any assets for which market quotations are not readily available or any security that the board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive and principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no changes in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Everest Funds

By

/s/   VINOD GUPTA

Vinod Gupta, President and Treasurer

Date:  March 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By

/s/   VINOD GUPTA

Vinod Gupta, President and Treasurer

Date:  March 24, 2005